Property, plant and equipment (Details) € in Millions	3 Months Ended
Mar. 31, 2020 EUR (€)
Other impairment events [Domain]
Disclosure of detailed information about property, plant and equipment [table]
Impairment loss recognised in profit or loss	€ 177
Other impairment events [Domain] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Impairment loss recognised in profit or loss	85
Other impairment events [Domain] | Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Impairment loss recognised in profit or loss	92
Idle assets [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Impairment loss recognised in profit or loss	€ 16